Investments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Investments [Abstract]
Summary of Investments
	2020	2019
	£m	£m
Investments in joint ventures	103	118
Venture capital investments	259	133
Total	362	251

Summary of Analysis of Changes in Carrying Value of Investments in Joint Ventures

An analysis of changes in the carrying value of investments in joint ventures is set out below:

	2020	2019
	£m	£m
At start of year	118	104
Share of results of joint ventures	15	41
Dividends received from joint ventures	(31)	(34)
Additions	—	24
Disposals	—	(11)
Exchange translation differences	1	(6)
At end of year	103	118

Summary of Group's Share of Joint Ventures

Summarised aggregate information in respect of the Group’s share of joint ventures is set out below:

	RELX’s share
	2020	2019
	£m	£m
Revenue	60	123
Net profit for the year	15	41
Total assets	84	112
Total liabilities	(45)	(58)
Net assets	39	54
Goodwill	64	64
Total	103	118